S000011204 [Member] Investment Strategy - Dodge & Cox Balanced Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund invests in a diversified portfolio of equity securities and debt securities. Under normal circumstances no less than 25% and no more than 75% of the Fund’s total assets will be invested in equity securities and no less than 25% of the Fund’s total assets will be invested in fixed income investments. The Fund may invest up to 30% of its total assets in equity or debt securities of non‑U.S. issuers that are not in the S&P 500 Index, including emerging market issuers; provided that no more than 10% of the Fund’s total assets may be invested in non‑U.S. dollar‑denominated securities. Investments in non‑U.S. issuers may be made indirectly by investing in another Fund managed by Dodge & Cox. Asset allocation between equity and debt securities is based on Dodge & Cox’s assessment of the potential risks and returns for each asset class over a three- to five-year horizon. Factors used to estimate the range of potential returns include: future earnings growth, the outlook for the economy, inflation and interest rate trends, and current valuations relative to historical ranges.
Equity securities in which the Fund may invest include common stocks, depositary receipts evidencing ownership of common stocks, certain preferred stocks, securities convertible into common stocks, and securities that carry the right to buy common stocks (e.g., rights and warrants). The Fund’s equity investments are typically in medium‑to‑large well-established companies based on standards of the applicable market. In selecting equity investments, the Fund typically invests in companies that, in Dodge & Cox’s opinion, appear to be temporarily undervalued by the stock market but have a favorable outlook for long-term growth. The Fund focuses on the underlying financial condition and prospects of individual companies, including future earnings, cash flow, and dividends. Various other factors, including financial strength, economic condition, competitive advantage, quality of the business franchise, financially material environmental, social, and governance issues, and the reputation, experience, and competence of a company’s management are weighed against valuation in selecting individual securities. The Fund also considers the economic and political stability of the country where the issuer is located and the protections provided to shareholders.
Fixed income investments in which the Fund may invest include government and government-related obligations, mortgage- and asset-backed securities, corporate and municipal bonds, collateralized mortgage obligations, and may include other fixed and floating rate instruments, including certain preferred stocks, and cash equivalents such as short-term debt securities. The proportion of Fund assets invested in various classes of fixed income investments is determined based on Dodge & Cox’s appraisal of the economy, the relative yields of investments in the various market sectors, the investment prospects for issuers, and other factors. In selecting debt securities, Dodge & Cox considers many factors, including yield, credit quality, liquidity, covenants, call risk, duration, structure, and capital appreciation potential, as well as financially material environmental, social, and governance issues. A maximum of 10% of the Fund’s total assets may be invested in debt securities rated below investment grade, commonly referred to as high-yield or “junk” bonds; provided no more than 5% of the Fund’s total assets may be invested in securities rated below B3 or B‑ by Moody’s, S&P, or Fitch. “Investment-grade” means (i) securities rated Baa3 or higher by Moody’s Investors Service (“Moody’s”), or BBB‑ or higher by Standard & Poor’s Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or equivalently rated by any nationally recognized statistical rating organization (“NRSRO”), or (ii) unrated securities if deemed to be of investment-grade quality by Dodge & Cox.
The Fund may invest in hybrid securities, including preferred stock, which may be classified as equity or debt depending on the specific structure and features of each security.
The Fund may use equity options or total return swaps referencing single or multiple stocks, funds or stock indices to create or hedge equity exposure. The Fund may also use total return swaps referencing stock indices or a custom basket of equity securities and futures referencing stock indices to create broad equity market exposure, or to hedge against a general downturn in the equity markets. The Fund may also invest in interest rate derivatives, such as U.S. Treasury futures, for a variety of purposes, including, but not limited to, managing the Fund’s duration or adjusting the Fund’s exposure to debt securities with different maturities. The Fund may enter into currency forward contracts, currency swaps, or currency futures contracts to hedge direct and/or indirect currency exposure or currency risk.